Information By Industry Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Information By Industry Segment
13.	INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers. We operate primarily in one geographic segment, North America. Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising. Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis.

The following table summarizes the industry segment data for the three-month and nine-month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Net Sales:
Coated papers	$300,939	$374,606	$889,121	$1,046,948
Hardwood market pulp	35,035	40,312	104,168	112,255
Other	37,030	41,918	120,272	113,004

Total	$373,004	$456,836	$1,113,561	$1,272,207

Operating Income (Loss):
Coated papers(1)	$(72,654)	$23,408	$(87,754)	$36,262
Hardwood market pulp	3,860	10,488	8,112	26,803
Other	(2,690)	(3,293)	(13,626)	(11,341)

Total	$(71,484)	$30,603	$(93,268)	$51,724

Depreciation, Amortization, and Depletion:
Coated papers	$21,220	$24,281	$70,065	$74,200
Hardwood market pulp	4,725	4,376	13,523	12,853
Other	2,193	2,533	7,750	7,129

Total	$28,138	$31,190	$91,338	$94,182

Capital Spending:
Coated papers	$20,612	$19,612	$47,911	$47,173
Hardwood market pulp(2)	(5,421)	7,697	(3,209)	19,795
Other	488	516	2,049	863

Total	$15,679	$27,825	$46,751	$67,831

(1)	Included here is the effect of $97.0 million in Restructuring charges recognized in the third quarter of 2012, which is entirely attributable to the coated papers segment.
(2)	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from govermental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.

18.	INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated and supercalendered papers; hardwood market pulp; and other, consisting of specialty papers. We operate in one geographic segment, the United States. Our core business platform is as a producer of coated freesheet, coated groundwood, and uncoated supercalendered papers. These products are used in catalogs, magazines, retail inserts, and commercial print.

The following table summarizes the industry segments for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Net Sales:
Coated and supercalendered	$1,418,817	$1,314,961	$1,198,758
Hardwood market pulp	150,111	164,948	104,541
Other	153,561	125,407	57,555

Total	$1,722,489	$1,605,316	$1,360,854

Operating Income (Loss):
Coated and supercalendered	$3,470	(38,884)	(57,240)
Hardwood market pulp	33,357	49,267	(12,548)
Other	(12,945)	(14,193)	(7,417)

Total	$23,882	$(3,810)	$(77,205)

Depreciation, Amortization, and Depletion:
Coated and supercalendered	$98,370	$100,902	$110,415
Hardwood market pulp	17,249	18,313	17,916
Other	9,676	8,152	4,351

Total	$125,295	$127,367	$132,682

Capital Spending:
Coated and supercalendered	$65,227	$59,067	$28,604
Hardwood market pulp	23,695	11,017	3,869
Other	1,350	3,562	1,743

Total	$90,272	$73,646	$34,216